INCOME TAX - Estimates (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax [Line Items]
Deferred tax asset	$ 861,702	$ 246,598
Deferred tax liability	(3,181,974)	(2,871,309)
Current tax asset	936,186	895,208
Current tax liability	(406,207)	(387,274)
Deferred tax assets [member]
Disclosure of income tax [Line Items]
Deferred tax asset	4,166,160	2,420,224
Deferred tax assets [member] | Later than one year [member]
Disclosure of income tax [Line Items]
Deferred tax asset	686,568	385,937
Deferred tax assets [member] | Up to 1 year
Disclosure of income tax [Line Items]
Deferred tax asset	3,479,592	2,034,287
Deferred tax liabilities [member]
Disclosure of income tax [Line Items]
Deferred tax liability	(6,486,432)	(5,044,935)
Deferred tax liabilities [member] | Later than one year [member]
Disclosure of income tax [Line Items]
Deferred tax liability	(1,002,096)	(1,232,899)
Deferred tax liabilities [member] | Up to 1 year
Disclosure of income tax [Line Items]
Deferred tax liability	(5,484,336)	(3,812,036)
Current Tax Assets [Member]
Disclosure of income tax [Line Items]
Current tax asset	1,305,302	1,309,721
Current Tax Assets [Member] | Later than one year [member]
Disclosure of income tax [Line Items]
Current tax asset	871,780	987,830
Current Tax Assets [Member] | Up to 1 year
Disclosure of income tax [Line Items]
Current tax asset	433,522	321,891
Current Tax Liability [Member]
Disclosure of income tax [Line Items]
Current tax liability	(775,323)	(801,787)
Current Tax Liability [Member] | Later than one year [member]
Disclosure of income tax [Line Items]
Current tax liability	(704,197)	(698,901)
Current Tax Liability [Member] | Up to 1 year
Disclosure of income tax [Line Items]
Current tax liability	$ (71,126)	$ (102,886)